Temporary Equity (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 06, 2020	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from the issuance of Series D Preferred Stock				$ 203	$ 450
Series D Convertible Preferred stock, shares outstanding				0		461,839
Series D Convertible Preferred Stock [Member]
Cumulative cash dividend rate	8.00%
Dividend price per share	$ 1.00
Cash dividend, description	Holders of shares of the Series D Preferred Stock were entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share), subject to adjustment.
Trading price, price limit to be classified as temporary equity	$ 0.35
Preferred stock, increased par value	$ 1.29
Bifurcated redemption feature recognized	$ 200
Stock Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Temporary equity, number of shares to be issued	203,000
Proceeds from the issuance of Series D Preferred Stock	$ 203
Series D Convertible Preferred stock, shares outstanding				682,000
Temporary equity, number of shares redeemed				659,000
FaceBank Group, Inc Pre-Merger [Member]
Proceeds from the issuance of Series D Preferred Stock		$ 203				$ 700
Series D Convertible Preferred stock, shares outstanding		456,000				461,839
FaceBank Group, Inc Pre-Merger [Member] | Series D Convertible Preferred Stock [Member]
Temporary equity, number of shares redeemed	203,000
Cumulative cash dividend rate	8.00%
Dividend price per share	$ 1.00
Cash dividend, description	Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share)
Accrued dividend		$ 9
Trading price, price limit to be classified as temporary equity	$ 0.35
Preferred stock, increased par value	$ 1.29
Bifurcated redemption feature recognized	$ 171
FaceBank Group, Inc Pre-Merger [Member] | Stock Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Temporary equity, number of shares to be issued	203,000
Proceeds from the issuance of Series D Preferred Stock	$ 203,000
Temporary equity, value of shares to be issued	$ 203
Series D Convertible Preferred stock, shares outstanding		456,000